Pension Benefits - Changes in Benefit Obligation and Fair Value of Benefit Plans Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in fair value of plan assets:
Ending balance	$ 138,876	$ 134,408
Funded status deficiency	(12,120)	(14,082)
Amounts recognized in the balance sheets:
Other long-term liabilities	12,120	14,082
Accumulated other comprehensive loss:
Net actuarial losses	(20,922)	(19,449)
Benefit obligation [Member]
Change in benefit obligation:
Beginning balance	148,490	137,172
Service cost	9,768	10,004
Interest cost	4,974	4,436
Contributions by plan participants	481	692
Actuarial (gain) loss	3,396	(12,059)
Benefits paid	(9,501)	(3,216)
Plan settlements and amendments	(3,126)	6,549
Benefit obligations assumed on acquisition	3,125
Foreign currency exchange rate changes	(6,515)	7,962
Other	(96)	(3,050)
Ending balance	150,996	148,490
Change in fair value of plan assets:
Contributions by plan participants	481	692
Benefits paid	9,501	3,216
Other	96	3,050
Fair Value Of Plan Assets [Member]
Change in benefit obligation:
Contributions by plan participants	481	692
Benefits paid	9,470	3,166
Other	425	490
Change in fair value of plan assets:
Beginning balance	134,408	110,698
Actual return on plan assets	4,453	2,094
Contributions by the employer	14,609	13,404
Contributions by plan participants	481	692
Benefits paid	(9,470)	(3,166)
Plan settlements and amendments	(2,118)	4,328
Plan assets assumed on acquisition	2,502
Foreign currency exchange rate changes	(5,564)	6,848
Other	(425)	(490)
Ending balance	$ 138,876	$ 134,408